Capital structure and financial items - Cash and cash equivalents, financial resources and free cash flow - Cash and Cash Equivalents and Financial Resources (Details) kr in Millions	Dec. 31, 2018 DKK (kr)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 DKK (kr)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 DKK (kr)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 DKK (kr)
Cash and cash equivalents
Cash at bank	kr 15,638		kr 18,852		kr 18,690
Current debt (bank overdrafts)1	(9)		(1,694)		(229)
Cash and cash equivalents	15,629		17,158		18,461		kr 15,850
Financial resources
Cash and cash equivalents	15,629		17,158		18,461		kr 15,850
Marketable securities	0		0		2,009
Undrawn committed credit facility	11,574		8,190		8,178
Current debt (bank overdrafts)1	(506)		0		0
Total financial resources	26,697		25,348		kr 28,648
Disclosure of detailed information about borrowings [line items]
Reclassification of bank overdraft to financing activities	kr 506		kr 412
EUR Undrawn committed credit facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity | €		€ 1,550,000,000		€ 1,100,000,000		€ 1,100,000,000